Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following (in thousands):

	As of December 31, 2021
	Gross Book Value	Accumulated Amortization	Net Book Value
Data sharing agreement	$10,555	$(4,564)	$5,991
Internally developed software	14,975	(11,477)	3,498
Total	$25,530	$(16,041)	$9,489

	As of December 31, 2020
	Gross Book Value	Accumulated Amortization	Net Book Value
Data sharing agreement	$10,653	$(3,085)	$7,568
Internally developed software	12,386	(9,008)	3,378
Total	$23,039	$(12,093)	$10,946

Schedule of Amortization of Finite Lived Intangible Assets
The estimated aggregate amortization expense, excluding effects of currency exchange rates, for intangible assets subject to amortization for each of the five succeeding fiscal years is as follows (in thousands):

Fiscal Year Ended December 31,
2022	$3,465
2023	2,567
2024	1,990
2025	1,467
2026	—
$9,489